Loans, borrowings and cash and cash equivalents - Debt payments (Details) $ in Millions	Jun. 30, 2020 USD ($)
Loans and borrowings
Principal	$ 16,744
Estimated future interest payments	6,807
2020
Loans and borrowings
Principal	356
Estimated future interest payments	315
2021
Loans and borrowings
Principal	656
Estimated future interest payments	633
2022
Loans and borrowings
Principal	2,909
Estimated future interest payments	589
2023
Loans and borrowings
Principal	1,157
Estimated future interest payments	553
Between 2024 and 2028
Loans and borrowings
Principal	7,330
Estimated future interest payments	2,012
2029 onwards
Loans and borrowings
Principal	4,336
Estimated future interest payments	$ 2,705